Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $6,260,200.
Narrative - Max Aggregate Offering Price	$ 6,260,200